Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2024
Related Party Transactions Abstract
Disclosure of transactions between related parties [Table Text Block]
	For the Three Months Ended
	December 31, 2024	December 31, 2023

Salaries and Benefits (1)	$137,571	$133,652
Consulting fees (2)	141,250	129,560
Non-cash Options Vested (3)	79,283	127,231
Total	$358,104	$390,443

	For the Nine Months Ended
	December 31, 2024	December 31, 2023

Salaries and Benefits (1)	$415,219	$422,609
Consulting fees (2)	$423,750	400,373
Non-cash Options Vested (3)	$576,751	833,011
Total	$1,415,720	$1,655,993